AMOUNTS RECEIVABLE AND OTHER ASSETS (Tables)	12 Months Ended
Jul. 31, 2023
Disclosure Of Detailed Information About Amounts Receivable And Other Assets
	July 31, 2023	July 31, 2022
Sales tax receivable	$4,030	$17,865
Prepaid insurance	791	791
Reclamation deposit	19,100	-
	$23,921	$18,656